Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-55899
Entity Registrant Name	Banco Santander Mexico S.A., Institucion de Banca Multiple, Grupo Financiero Santander Mexico
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Avenida Prolongación Paseo de la Reforma 500
Entity Address, Address Line Two	Colonia Lomas de Santa Fe
Entity Address, Address Line Three	Alcaldía Álvaro Obregón
Entity Address, Postal Zip Code	01219
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Security Reporting Obligation	15(d)
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1128
Auditor Name	PricewaterhouseCoopers, S.C.
Auditor Location	Mexico City, Mexico
Entity Central Index Key	0001698287
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business contact
Statement
Contact Personnel Name	Fernando Borja Mujica
Entity Address, Address Line One	Avenida Prolongación Paseo de la Reforma 500
Entity Address, Address Line Two	Colonia Lomas de Santa Fe
Entity Address, Address Line Three	Alcaldía Álvaro Obregón
Entity Address, Postal Zip Code	01219
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
City Area Code	52
Local Phone Number	55-5257-8000
Contact Personnel Fax Number	55-5269-2701
American Depository Shares
Statement
Title of 12(b) Security	American Depositary Shares, each representing five shares of the Series B common stock
Trading Symbol	BSMX
Security Exchange Name	NYSE
Series B shares
Statement
Title of 12(b) Security	Series B shares, par value of Ps.3.780782962
Trading Symbol	BSMX
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,322,685,212
Series F shares
Statement
Entity Common Stock, Shares Outstanding	3,464,309,145